Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Non-current assets
Property, plant and equipment	€ 1,233	€ 307	€ 24,776
Intangible assets	21,522	23,958	5,076
Goodwill	6,602
Long-term deposits	255
Other assets			1,176
Total non current assets	29,612	30,867	31,028
Current assets
Assets held for sale			833
Prepayments and other receivables	5,047	3,059	4,919
Inventory	171		3,672
Deposits and advances	520	748
Income accruals
Cash and cash equivalents	575	214	1,147
Contract assets			752
Other Current Assets	114
Total current assets	6,427		11,323
Total assets	36,039	36,078	42,351
Non-current liabilities
Trade and other payables - Leases	281		9,958
Other payables - long-term	3,067
Deferred income			9,299
Total non-current liabilities	3,348		19,257
Current liabilities
Trade and other payables	8,829		15,312
Provisions			609
Deferred Income	321		587
Cost accruals	1,098		1,764
Derivative financial instruments	181	6,340	765
Loans and borrowings	1,757		1,326
Total current liabilities	12,186		20,363
Net Assets	20,505	15,236	2,731
Equity
Share capital - preferred
Share capital	9		2
Share premium	240,680		220,157
Share based payments reserve	8,492		5,365
Other equity reserve	6,797
Retained earnings	(239,816)		(222,793)
Noncontrolling interest	4,343
Total equity	€ 20,505	15,237	€ 2,731
Currently stated [member]
Non-current assets
Property, plant and equipment		307
Intangible assets		23,958
Goodwill		6,602
Long-term deposits
Other assets
Total non current assets		30,867
Current assets
Assets held for sale
Prepayments and other receivables		3,059
Inventory		1,191
Deposits and advances		748
Income accruals
Cash and cash equivalents		214
Contract assets
Other Current Assets
Total current assets		5,211
Total assets		36,078
Non-current liabilities
Trade and other payables - Leases		155
Other payables - long-term		6,458
Deferred income
Total non-current liabilities		6,614
Current liabilities
Trade and other payables		10,180
Provisions
Deferred Income
Cost accruals		1,241
Derivative financial instruments		870
Loans and borrowings		1,938
Total current liabilities		14,228
Net Assets		15,236
Equity
Share capital - preferred		0
Share capital		3
Share premium		242,255
Share based payments reserve		6,940
Other equity reserve		24
Retained earnings		(237,985)
Noncontrolling interest		3,999
Total equity		€ 15,236